Summary of Deposits (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Deposits Liabilities, Balance Sheet, Reported Amounts [Abstract]
Savings, Amount	$ 1,732,162	$ 1,718,199	$ 1,270,197
Checking accounts, Amount	2,696,450	2,498,829	1,633,703
Money market deposits, Amount	1,594,389	1,585,865	1,116,205
Total transaction accounts, Amount		5,802,893	4,020,105
Certificates of deposit, Amount	2,619,334	2,965,964	3,341,898
Total Deposit	$ 8,642,335	$ 8,768,857	$ 7,362,003
Savings, % of Total		19.59%	17.25%
Checking Accounts, % of Total		28.50%	22.19%
Money market deposits, % of Total		18.09%	15.16%
Total transaction accounts, % of Total		66.18%	54.60%
Certificates of deposit, % of Total		33.82%	45.40%
Total deposits, % of Total		100.00%	100.00%
Savings, Weighted Average Rate		0.37%	0.64%
Checking accounts, Weighted Average Rate		0.21%	0.32%
Money market deposits, Weighted Average Rate		0.37%	0.67%
Total transaction accounts, Weighted Average Rate		0.30%	0.52%
Certificates of deposit, Weighted Average Rate		1.19%	1.57%
Total deposits, Weighted Average Rate		0.60%	1.00%